Equity Method Investments	6 Months Ended
Jun. 30, 2025
Investments accounted for using equity method [abstract]
Equity Method Investments

Note 8: Equity Method Investments

Equity method investments in the consolidated statement of financial position were $284 million and $269 million as of June 30, 2025 and December 31, 2024, respectively. The Company’s share of post-tax (losses) earnings in equity method investments in the consolidated income statement were $(4) million (2024 - $61 million) and $(10) million (2024 - $53 million) in the three and six months ended June 30, 2025, respectively.

In May 2024, the Company sold all of its remaining LSEG shares that it indirectly owned through its direct investment in York Parent Limited and its subsidiaries (“YPL”) which, from the date the remaining shares were sold, was no longer a material associate of the Company. In the three months ended June 30, 2024, the Company sold 5.9 million shares of LSEG and received $610 million of proceeds, which was net of a $33 million payment to settle its remaining foreign exchange contracts (see note 11). In the six months ended June 30, 2024, the Company sold 16.0 million shares of LSEG and received $1,854 million of proceeds, which was net of $24 million received from the settlement of foreign exchange contracts. All the proceeds, including amounts related to the settlement of the foreign exchange contracts, were presented as investing activities in the consolidated statement of cash flow.

The Company’s share of post-tax earnings (losses) in its YPL investment in the three and six months ended June 30, 2024 was comprised of the following items:

	Three months ended June 30,	Six months ended June 30,
(millions of U.S. dollars)	2024	2024
Decrease in LSEG share price	(36)	(86)
Foreign exchange gains (losses) on LSEG shares	3	(3)
Dividend income	6	6
Gain from call options	—	22
Historical excluded equity adjustment(1)	95	129
YPL - Share of post-tax earnings in equity method investments	68	68

(1)
Represents income from the recognition of the remaining cumulative impact of equity transactions that were excluded from the Company’s investment in YPL.

Set forth below is summarized financial information for 100% of YPL for the three and six months ended June 30, 2024.

	Three months ended June 30,	Six months ended June 30,
(millions of U.S. dollars)	2024	2024
Mark-to-market of LSEG shares	(136)	(394)
Dividend income	32	32
Gain from call options	18	92
Net loss	(86)	(270)
Total comprehensive loss	(86)	(270)